Accounts Receivable, Net	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of
	June 30, 2025	December 31, 2024

Accounts receivables	19,244	11,238
Allowances for credit losses	(312)	(312)
Accounts receivables, net	18,932	10,926

As of June 30, 2025, among the Company's balance of accounts receivable, $17.12 million is secured by BTC. The secured portion of the receivable bears interest at an annual rate of 7.5% with the obligation maturing on February 2026 unless early repayment by the customer. The customer is required to maintain BTC collateral with the Company such that the Company’s outstanding secured receivable balance does not exceed 70% of the fair value of the BTC collateral (the “Collateral Coverage Requirement”). The Company regularly monitors the fair value of the BTC collateral and may request additional BTC if its value falls below the stipulated threshold. Failure by the customer to meet the Collateral Coverage Requirement or to repay the secured receivable in full may result in the Company liquidating the BTC collateral to recover the outstanding amount.

As of December 31, 2024, among the Company's balance of accounts receivable, $8.28 million is secured by BTC.